Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Affiliated Revenues

Related Party Revenues	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2019
Direct Sales to East Affiliates	$—	$—	$128.6	$—	$—	$—	$—
Direct Sales to West Affiliates	—	—	—	—	—	—	—
Auction Sales to OPCo (a)	—	—	11.4	6.7	—	—	—
Direct Sales to AEPEP	157.2	—	—	—	—	—	(0.1)
Transmission Revenues	—	795.5	58.5	0.7	7.7	1.3	3.6
Other Revenues	3.3	11.2	6.8	3.1	19.6	4.8	1.4
Total Affiliated Revenues	$160.5	$806.7	$205.3	$10.5	$27.3	$6.1	$4.9

Related Party Revenues	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2018
Direct Sales to East Affiliates	$—	$—	$133.2	$0.1	$—	$—	$—
Direct Sales to West Affiliates	—	—	—	—	—	—	—
Auction Sales to OPCo (a)	—	—	5.8	7.1	—	—	—
Direct Sales to AEPEP	103.6	—	—	—	—	—	—
Transmission Revenues	—	591.4	36.4	11.7	3.9	0.9	26.9
Other Revenues	1.6	7.5	6.0	3.2	17.1	4.5	1.5
Total Affiliated Revenues	$105.2	$598.9	$181.4	$22.1	$21.0	$5.4	$28.4

Related Party Revenues	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2017
Direct Sales to East Affiliates	$—	$—	$130.4	$—	$—	$—	$—
Direct Sales to West Affiliates	—	—	—	3.8	—	—	—
Auction Sales to OPCo (a)	—	—	1.0	—	—	—	—
Direct Sales to AEPEP	63.6	—	—	—	—	—	(0.2)
Transmission Revenues	—	559.6	34.1	(4.4)	6.2	—	24.2
Other Revenues	2.1	8.5	6.5	2.4	18.2	4.3	1.9
Total Affiliated Revenues	$65.7	$568.1	$172.0	$1.8	$24.4	$4.3	$25.9

(a)
Refer to the Ohio Auctions section below for further information regarding these amounts.

Affiliated Purchases

Related Party Purchases	I&M	OPCo
	(in millions)
Year Ended December 31, 2019
Auction Purchases from AEPEP (a)	$—	$64.6
Auction Purchases from AEP Energy (a)	—	69.9
Auction Purchases from AEPSC (a)	—	21.5
Direct Purchases from AEGCo	214.9	—
Total Affiliated Purchases	$214.9	$156.0

Related Party Purchases	I&M	OPCo
	(in millions)
Year Ended December 31, 2018
Auction Purchases from AEPEP (a)	$—	$79.7
Auction Purchases from AEP Energy (a)	—	41.0
Auction Purchases from AEPSC (a)	—	14.6
Direct Purchases from AEGCo	237.9	—
Total Affiliated Purchases	$237.9	$135.3

Related Party Purchases	I&M	OPCo
	(in millions)
Year Ended December 31, 2017
Auction Purchases from AEPEP (a)	$—	$96.5
Auction Purchases from AEP Energy (a)	—	5.5
Auction Purchases from AEPSC (a)	—	6.5
Direct Purchases from AEGCo	223.9	—
Total Affiliated Purchases	$223.9	$108.5

(a)	Refer to the Ohio Auctions section below for further information regarding this amount.

PJM Transmission Service Charges

	Years Ended December 31,
Company	2019	2018	2017
	(in millions)
APCo	$222.3	$128.3	$158.2
I&M	143.5	91.4	103.8
OPCo	373.4	210.1	248.6

SPP Transmission Service Charges

	Years Ended December 31,
Company	2019	2018	2017
	(in millions)
PSO	$46.9	$65.9	$56.0
SWEPCo	20.1	10.5	6.6

Joint License Agreement

	Years Ended December 31,
Billing Company	2019	2018	2017
	(in millions)
APCo	$0.2	$—	$—
I&M	1.5	2.2	1.4
KPCo	0.3	0.2	0.2
OPCo	2.2	2.9	2.4
PSO	0.3	0.3	0.3
WPCo	0.1	—	—

Railcar Maintenance

	Years Ended December 31,
Company	2019	2018	2017
	(in millions)
I&M	$1.3	$1.5	$1.3
PSO	0.8	0.7	0.5
SWEPCo	4.0	3.4	3.5

Barging, Urea Transloading and Other Services

	Years Ended December 31,
Company	2019	2018	2017
	(in millions)
AEGCo	$14.9	$19.9	$15.3
AGR	—	—	0.1
APCo	38.9	35.1	37.2
KPCo	4.8	4.2	5.0
WPCo	4.8	4.2	5.0

Central Machine Shop

	Years Ended December 31,
Company	2019	2018	2017
	(in millions)
AGR	$0.8	$1.6	$1.2
I&M	2.3	2.4	2.7
KPCo	1.4	1.7	1.8
PSO	1.1	0.5	1.1
SWEPCo	1.1	0.7	0.8

Related Party Sales of Property	Sales

	Years Ended December 31,
Company	2019	2018	2017
	(in millions)
AEP Texas	$0.9	$0.3	$0.2
APCo	5.5	5.4	3.5
I&M	7.5	8.2	5.0
OPCo	7.0	10.7	2.9
PSO	0.8	1.0	1.5
SWEPCo	0.2	0.8	0.5

Related Party Purchases of Property	Purchases

	Years Ended December 31,
Company	2019	2018	2017
	(in millions)
AEP Texas	$0.3	$0.1	$0.4
AEPTCo	10.2	18.5	9.1
APCo	6.0	0.6	0.9
I&M	0.9	2.0	3.5
OPCo	3.0	2.8	1.6
PSO	0.5	1.3	0.2
SWEPCo	0.7	0.8	0.4

Charitable Contribution to AEP Foundation [Table Text Block]

Year Ended December 31,
Company	2019
(in millions)
AEP	$50.0
AEP Texas	6.2
AEPTCo	6.5
APCo	8.9
I&M	9.0
OPCo	5.4
PSO	3.4
SWEPCo	5.5